Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number of options granted

	Years Ended June 30,
	2019		2018		2017
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	25,216,490	0.19	26,826,063	0.29	19,395,582	0.38
Issued during the year	2,450,000	0.10	12,100,000	0.11	8,550,000	0.07
Exercised during the year	-		-	-	-	-
Expired during the year	(2,366,490)	0.87	(11,349,573)	0.31	(1,119,519)	0.25
Lapsed during the year			(2,360,000)	0.19	-	-

Outstanding at year end	25,300,000	0.12	25,216,490	0.19	26,826,063	0.29

Vested and Exercisable at year end	25,300,000	0.12	25,216,490	0.19	26,826,063	0.29

Schedule of options outstanding

			Exercise Price	Share options	Share options
Series	Grant Date	Expiry Date	$A	2019	2018
PBTAA	25 October 2013	24 October 2018	0.61	-	200,000
PBTAD	4 November 2013	3 November 2018	0.73	-	200,000
PBTAE	13 December 2013	11 December 2018	1.04	-	1,200,000
PBTAF	7 February 2014	5 February 2019	1.12	-	100,000
PBTAH	19 February 2015	18 February 2020	0.26	2,000,000	2,000,000
PBTAR	27 May 2015	25 May 2020	0.27	1,400,000	1,400,000
PBTAY	5 August 2013	4 August 2018	0.66	-	306,490
PBTAZ	2 October 2013	1 October 2018	0.66	-	360,000
PBTAS	7 June 2017	6 June 2022	0.07	7,350,000	7,350,000
PBTAAA	18 December 2017	14 December 2022	0.11	13,850,000	12,100,000
PBTAI	1 February 2018	31 January 2023	0.08	700,000	-
			Total	25,300,000	25,216,490

Weighted average remaining contractual life of options outstanding at end of period				3.56 years	2.34 years

Schedule of valuations of options approved and issued

		Exercise Price	Share Price at	Expected			Risk-free
		per Share	Grant Date	Share Price	Years to	Dividend	Interest
Series	Grant Date	A$	A$	Volatility	Expiry	Yield	Rate
PBTAY	August 5, 2013	0.66	0.38	62.00%	5.00	0%	3.05%
PBTAZ	October 2, 2013	0.66	0.41	61.00%	5.00	0%	3.24%
PBTAA	October 25, 2013	0.61	0.38	63.60%	5.00	0%	3.31%
PBTAD	November 4, 2013	0.73	0.44	68.80%	5.00	0%	3.46%
PBTAE	December 13, 2013	1.04	0.69	70.70%	5.00	0%	3.45%
PBTAF	February 7, 2014	1.12	1.18	58.50%	5.00	0%	3.44%
PBTAG	April 7, 2014	0.25	0.23	289.40%	4.00	0%	3.02%
PBTAB	October 3, 2014	0.34	0.22	130.50%	4.00	0%	2.71%
PBTAH	February 19, 2015	0.26	0.16	74.80%	5.00	0%	2.00%
PBTAR	May 27, 2015	0.27	0.17	69.40%	5.00	0%	2.25%
PBTAS	June 7, 2017	0.07	0.05	100.00%	5.00	0%	1.97%
PBTAAA	December 18, 2017	0.11	0.07	100%	5.00	0%	2.38%
PBTAI	February 1, 2018	0.08	0.06	100%	5.00	0%	2.24%

Schedule of number of shares issued under the 2004 ASX Plan

	Years Ended June 30,
	2019	2018	2017
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715